Contract Liabilities (Tables)	6 Months Ended
Apr. 30, 2026
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

As of April 30, 2026 and October 31, 2025, contract liabilities is comprised of the following:

	April 30, 2026	October 31, 2025
Unearned franchise fee	194,968	194,753
Customer advance for beauty products	—	—
Total	194,968	194,753

Schedule of Unearned Franchise Fee

As of April 30, 2026 and October 31, 2025, unearned franchise fee comprised of the following:

	April 30, 2026	October 31, 2025
Yan Tianxiang	2,448	—
Song Mingfang	13,463	—
Yu Yang	20,527	58,015
Sheng Xidong	2,448	—
Zhou Guixiang	14,747
Wang Jia	2,448	—
Ge Xiaoqing	20,526	—
Meng Hao	6,882	—
Wang Hongli	—	2,850
Zhang Ying	—	2,964
Sun Zhongyao	2,448	—
Sun Xuqiang	15,911	—
Zheng Tinghai	5,498	12,242
Zhu Hongjun	12,360	—
Tang Sumei	—	26,947
Jin Huazhong	—	34,935
Shen Huaimei	61,799	56,800
Wang Jingfeng	13,463	—
Total	194,968	194,753